Revenue from Contracts with Customers and Relevant Contract Assets and Liabilities - Detail Analysis of Contract Costs Recognized as Assets (Detail) - KRW (₩) ₩ in Millions	Dec. 31, 2019	Dec. 31, 2018
Incremental cost of contract establishment [Member]
Statement [Line Items]
Incremental cost of contract establishment	₩ 1,764,009	₩ 1,409,721
Cost of Contract performance [Member]
Statement [Line Items]
Incremental cost of contract establishment	₩ 85,234	₩ 60,134